Operating Leases – Right-of-Use Assets - Schedule of Maturity Analysis of Operating Lease Liabilities (Details)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Maturity Analysis Of Operating Lease Liabilities [Abstract]
Remainder of 2025	¥ 4,177,500	$ 27,420
2026	2,785,000	18,280
Total lease payment	6,962,500	45,700
Less imputed interest	(50,787)	(333)
Present value of operating lease liabilities	6,911,713	45,367
Less: current obligation	(6,911,713)	(45,367)	¥ (8,239,009)
Long-term obligation on October 31, 2024			¥ 2,775,741